Vanguard Global Wellesley Income Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.0%)
United States (6.0%)
1,2	Fannie Mae Pool	3.070%	2/1/25	125	136
1,2	Fannie Mae Pool	2.780%	6/1/26	275	300
1,2	Fannie Mae Pool	3.000%	12/1/47	1,283	1,353
1,2	Fannie Mae REMICS	2.000%	9/25/40	153	157
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	1,871	1,987
1,2	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	956	998
1,2	Fannie Mae REMICS	3.000%	2/25/49	155	162
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,283	2,406
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,358	1,505
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	425	441
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,254	1,285
1	Ginnie Mae REMICS	2.750%	9/20/44	258	271
1,2,3UMBS Pool		2.500%	6/1/50–7/1/50	6,425	6,661
4	United States Treasury Note/Bond	1.125%	2/28/25	2,600	2,703
5	United States Treasury Note/Bond	1.500%	2/15/30	1,535	1,659
5	United States Treasury Note/Bond	2.875%	5/15/49	370	499
	United States Treasury Note/Bond	2.250%	8/15/49	790	947
	United States Treasury Note/Bond	2.000%	2/15/50	3,065	3,503
	United States Treasury Note/Bond	1.250%	5/15/50	110	105
Total U.S. Government and Agency Obligations (Cost $26,241)					27,078
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
Bermuda (0.0%)
1,6	START Ireland	4.089%	3/15/44	142	120

Canada (0.4%)
1,6	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	512	517
1,6,7Ford Auto Securitization Trust		2.354%	6/15/23	1,820	1,328
					1,845
Cayman Islands (1.5%)
1,6,8Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	2.436%	7/16/29	895	881
1,6,8KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%		2.385%	1/20/29	435	428
1,6,8KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%		2.559%	4/15/29	875	863
1,6,8Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	2.299%	10/21/30	875	862
1,6,8Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	1.969%	4/15/29	1,570	1,524
1,6,8Magnetite VII Ltd., 3M USD LIBOR + 0.800%		2.019%	1/15/28	1,510	1,470
1,6,8Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	2.429%	10/15/30	870	851
					6,879

Spain (0.2%)
1,9	Bankia SA	4.125%	3/24/36	550	975

United States (1.2%)
1,6	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	352	354
1,6	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	73	73
1,6	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	219	174
1,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	161	161
1,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	95	96
1,6	DB Master Finance LLC	3.787%	5/20/49	129	132
1,6	DB Master Finance LLC	4.021%	5/20/49	114	115
1,6	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	137	137
1,6	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	300	301
1,6	First Investors Auto Owner Trust	2.410%	12/15/22	48	48
1,6	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	19	19
1	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	210	208
1,2	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	235	251
1,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	115	115
1,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	183	184
1,6	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	115	116
1,2	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	227	241
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	233	248
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	358	381
1,6	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	738	746
1,6	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	242	245
1,6	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	323	327
1,6	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	139	139
1,6	Verus Securitization Trust 2019-2	3.211%	5/25/59	241	242
1,6	Westlake Automobile Receivables Trust	2.980%	1/18/22	70	70
					5,123
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,990)					14,942
Corporate Bonds (43.2%)
Australia (0.5%)
1,6	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,193
1,6	National Australia Bank Ltd.	3.933%	8/2/34	850	894
					2,087
Belgium (0.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	700	812
10	Anheuser-Busch InBev SA	1.750%	3/7/25	325	408
9	Anheuser-Busch InBev SA	2.875%	4/2/32	450	555
9	Anheuser-Busch InBev SA	2.000%	3/17/28	500	592
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	533
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	300	332
					3,232
Canada (1.2%)
	Bank of Nova Scotia	2.700%	8/3/26	990	1,056

7	Bell Canada Inc.	3.350%	3/22/23	950	721
	Fortis Inc.	3.055%	10/4/26	625	654
	Nutrien Ltd.	4.125%	3/15/35	750	808
7	Royal Bank of Canada	2.949%	5/1/23	1,825	1,389
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	549
					5,177
Chile (0.2%)
6	Banco Santander Chile	2.700%	1/10/25	1,050	1,054

China (0.4%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	765
6	Tencent Holdings Ltd.	3.595%	1/19/28	690	746
6	Tencent Holdings Ltd.	3.975%	4/11/29	405	453
					1,964
Denmark (0.2%)
1,9	Danske Bank A/S	0.500%	8/27/25	925	989

France (2.5%)
1,9	AXA SA	5.125%	7/4/43	750	924
9	BNP Paribas SA	1.500%	11/17/25	800	917
1,6	BNP Paribas SA	2.819%	11/19/25	360	369
9	BPCE SA	1.125%	1/18/23	900	1,008
6	BPCE SA	3.250%	1/11/28	500	533
6	Danone SA	2.947%	11/2/26	285	311
9	Engie SA	0.000%	3/4/27	1,000	1,073
9	Orange SA	1.000%	5/12/25	1,200	1,368
9	Orange SA	2.000%	1/15/29	300	372
9	Orange SA	0.500%	9/4/32	700	744
9	RCI Banque SA	1.375%	3/8/24	575	619
9	RCI Banque SA	0.750%	9/26/22	625	667
9	Veolia Environnement SA	1.590%	1/10/28	400	472
9	Veolia Environnement SA	1.940%	1/7/30	700	854
6	WEA Finance LLC	4.625%	9/20/48	225	195
6	WEA Finance LLC	4.125%	9/20/28	610	585
					11,011
Germany (2.8%)
6	Bayer US Finance II LLC	4.250%	12/15/25	860	963
6	Bayer US Finance LLC	3.375%	10/8/24	765	817
9	Daimler AG	0.875%	1/12/21	3,100	3,443
10	Deutsche Telekom AG	3.125%	2/6/34	675	946
10	E.ON International Finance BV	5.875%	10/30/37	200	380
9	E.ON SE	1.625%	5/22/29	550	656
10	innogy Finance BV	4.750%	1/31/34	500	819
6	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	209
9	Volkswagen Leasing GmbH	2.625%	1/15/24	525	610
9	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,009
9	Wintershall Dea Finance BV	0.840%	9/25/25	1,900	1,913
					12,765

Hong Kong (0.1%)
6	AIA Group Ltd.	3.375%	4/7/30	200	215

Ireland (0.3%)
9	CRH Finance DAC	3.125%	4/3/23	1,177	1,392

Japan (0.3%)
11	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,392

Mexico (0.3%)
	America Movil SAB de CV	3.625%	4/22/29	250	272
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	967
					1,239
Netherlands (0.7%)
9	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,226
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	287
9	Heineken NV	1.500%	10/3/29	950	1,112
	Shell International Finance BV	4.000%	5/10/46	275	320
					2,945
Norway (0.1%)
6	Aker BP ASA	3.750%	1/15/30	700	634

South Korea (0.1%)
6	SK Telecom Co. Ltd.	3.750%	4/16/23	200	212

Spain (1.2%)
9	Banco de Sabadell SA	1.625%	3/7/24	1,200	1,290
9	Iberdrola Finanzas SA	1.250%	10/28/26	1,000	1,167
9	Iberdrola International BV	2.875%	11/11/20	1,800	2,021
	Telefonica Emisiones SAU	4.665%	3/6/38	845	951
					5,429
Switzerland (0.6%)
1,9	Credit Suisse Group AG	1.250%	7/17/25	600	666
1,6	Credit Suisse Group AG	2.593%	9/11/25	410	418
9	Holcim Finance Luxembourg SA	1.750%	8/29/29	575	643
6	Roche Holdings Inc.	2.625%	5/15/26	850	923
					2,650
United Kingdom (4.3%)
	AstraZeneca plc	4.000%	1/17/29	720	842
6	BAE Systems plc	3.400%	4/15/30	200	217
1	Barclays plc	3.932%	5/7/25	785	834
	BAT Capital Corp.	3.222%	8/15/24	675	711
	BAT Capital Corp.	3.557%	8/15/27	825	866
7	BP Capital Markets plc	3.470%	5/15/25	1,325	1,001
10	British Telecommunications plc	3.125%	11/21/31	1,475	1,979
6	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	1,000
10	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,463
9	FCE Bank plc	0.869%	9/13/21	500	528
1,10 HSBC Holdings plc		2.256%	11/13/26	1,125	1,395
8	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	1.386%	5/18/24	255	250
9	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,821
	Prudential plc	3.125%	4/14/30	430	455
6	Sky plc	3.125%	11/26/22	825	870
1,6	Standard Chartered plc	2.744%	9/10/22	905	910

Vodafone Group plc	4.375%	5/30/28	2,600	3,039
				19,181
United States (26.7%)
6 AbbVie Inc.	4.050%	11/21/39	210	236
6 AbbVie Inc.	4.750%	3/15/45	275	327
6 AbbVie Inc.	3.800%	3/15/25	550	602
Alabama Power Co.	4.300%	7/15/48	275	334
6 Alcon Finance Corp.	3.000%	9/23/29	1,005	1,048
Allstate Corp.	3.850%	8/10/49	390	457
9 Altria Group Inc.	2.200%	6/15/27	385	445
Amazon.com Inc.	4.800%	12/5/34	150	203
9 American International Group Inc.	1.500%	6/8/23	875	989
American International Group Inc.	4.250%	3/15/29	650	721
American Tower Corp.	5.000%	2/15/24	200	228
American Tower Corp.	4.400%	2/15/26	325	370
Amgen Inc.	4.663%	6/15/51	350	456
Anthem Inc.	4.375%	12/1/47	290	349
Anthem Inc.	3.500%	8/15/24	325	354
Anthem Inc.	4.101%	3/1/28	665	767
Apple Inc.	2.750%	1/13/25	645	703
9 AT&T Inc.	1.875%	12/4/20	2,425	2,702
AT&T Inc.	4.900%	8/15/37	200	235
AT&T Inc.	3.600%	7/15/25	950	1,032
9 AT&T Inc.	2.450%	3/15/35	380	442
9 AT&T Inc.	3.150%	9/4/36	250	311
9 AT&T Inc.	2.050%	5/19/32	700	801
AutoZone Inc.	3.125%	4/21/26	425	452
Bank of America Corp.	3.300%	1/11/23	700	740
1 Bank of America Corp.	3.593%	7/21/28	1,550	1,702
1 Bank of America Corp.	4.271%	7/23/29	980	1,128
1 Bank of America Corp.	2.496%	2/13/31	300	306
Boeing Co.	3.375%	6/15/46	175	136
Boeing Co.	3.250%	3/1/28	567	537
Boeing Co.	3.450%	11/1/28	175	164
Boeing Co.	2.950%	2/1/30	128	122
Boeing Co.	3.950%	8/1/59	75	66
6 Boston Gas Co.	3.001%	8/1/29	105	112
Boston Scientific Corp.	4.000%	3/1/29	55	62
Boston Scientific Corp.	4.550%	3/1/39	550	664
Brandywine Operating Partnership LP	3.950%	11/15/27	800	791
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	665	700
6 Broadcom Inc.	4.250%	4/15/26	60	64
6 Broadcom Inc.	4.700%	4/15/25	1,190	1,307
6 Broadcom Inc.	4.110%	9/15/28	894	936
6 Brooklyn Union Gas Co.	4.273%	3/15/48	760	894
6 Cargill Inc.	4.760%	11/23/45	275	352
6 Carrier Global Corp.	2.722%	2/15/30	130	123
Charles Schwab Corp.	4.625%	3/22/30	590	725
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	305	396
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	435	510
9 Chubb INA Holdings Inc.	1.400%	6/15/31	1,125	1,247
9 Chubb INA Holdings Inc.	0.875%	6/15/27	1,010	1,106

	Cigna Corp.	4.375%	10/15/28	435	509
	Cigna Corp.	2.400%	3/15/30	220	226
	Cimarex Energy Co.	4.375%	6/1/24	859	865
1	Citigroup Inc.	3.520%	10/27/28	1,105	1,192
10	Citigroup Inc.	1.750%	10/23/26	375	465
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,140	1,181
6	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	277
	Cleco Corporate Holdings LLC	4.973%	5/1/46	395	364
	Comcast Corp.	6.500%	11/15/35	775	1,146
	Comcast Corp.	4.049%	11/1/52	10	12
	Comcast Corp.	4.000%	3/1/48	20	24
	Comcast Corp.	3.950%	10/15/25	255	292
10	Comcast Corp.	1.500%	2/20/29	465	580
9	Comcast Corp.	0.250%	5/20/27	750	810
	CommonSpirit Health	4.200%	8/1/23	895	942
	CommonSpirit Health	3.347%	10/1/29	145	145
	CommonSpirit Health	4.187%	10/1/49	175	171
	Conagra Brands Inc.	4.600%	11/1/25	200	230
	Constellation Brands Inc.	2.875%	5/1/30	90	93
	Cottage Health Obligated Group	3.304%	11/1/49	215	218
6	Cox Communications Inc.	4.600%	8/15/47	650	757
	CSX Corp.	4.300%	3/1/48	405	493
	CVS Health Corp.	2.875%	6/1/26	1,000	1,069
	CVS Health Corp.	4.100%	3/25/25	1,370	1,527
	CVS Health Corp.	4.300%	3/25/28	435	496
9	Danaher Corp.	2.100%	9/30/26	1,225	1,461
	Dignity Health	4.500%	11/1/42	202	205
	Dignity Health	3.812%	11/1/24	659	685
	Discover Bank	4.200%	8/8/23	700	740
	Discovery Communications LLC	3.625%	5/15/30	565	596
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	672
	Dominion Energy Inc.	2.715%	8/15/21	125	127
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	352
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	172
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	338
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	221
	Duke Energy Progress LLC	4.200%	8/15/45	350	427
	Energy Transfer Operating LP	4.900%	3/15/35	975	942
	Energy Transfer Operating LP	5.000%	5/15/50	60	57
	Enterprise Products Operating LLC	3.700%	1/31/51	100	101
	Enterprise Products Operating LLC	3.950%	1/31/60	65	65
6	ERAC USA Finance LLC	4.500%	2/15/45	720	692
6	ERAC USA Finance LLC	3.300%	12/1/26	235	235
	Evergy Inc.	2.900%	9/15/29	480	502
	Evergy Metro Inc.	2.250%	6/1/30	180	185
	Exxon Mobil Corp.	2.275%	8/16/26	865	927
	Exxon Mobil Corp.	2.610%	10/15/30	180	191
	FedEx Corp.	4.100%	2/1/45	65	63
	FedEx Corp.	4.750%	11/15/45	187	198
	FedEx Corp.	4.550%	4/1/46	95	98
	FedEx Corp.	4.050%	2/15/48	28	27
	FedEx Corp.	4.950%	10/17/48	175	192
9	Fidelity National Information Services Inc.	2.000%	5/21/30	645	767
9	Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,618
	FirstEnergy Corp.	3.900%	7/15/27	825	923
	Fiserv Inc.	3.200%	7/1/26	320	349
	Ford Motor Credit Co. LLC	3.815%	11/2/27	250	220

10	Ford Motor Credit Co. LLC	4.535%	3/6/25	2,125	2,293
	Fox Corp.	4.030%	1/25/24	145	159
9	General Mills Inc.	0.450%	1/15/26	900	967
	General Motors Co.	4.200%	10/1/27	550	539
	General Motors Co.	5.000%	10/1/28	1,095	1,127
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,537
	Georgia Power Co.	4.300%	3/15/42	500	577
	Georgia Power Co.	3.700%	1/30/50	35	38
	Global Payments Inc.	2.900%	5/15/30	280	288
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,505
1	Goldman Sachs Group Inc.	3.814%	4/23/29	235	258
1	Goldman Sachs Group Inc.	4.223%	5/1/29	285	322
	HCA Inc.	5.250%	6/15/49	300	351
	Healthpeak Properties Inc.	4.000%	6/1/25	475	498
	Healthpeak Properties Inc.	3.000%	1/15/30	315	305
	Hess Corp.	7.300%	8/15/31	515	561
	International Business Machines Corp.	3.300%	5/15/26	500	560
	International Business Machines Corp.	1.950%	5/15/30	570	570
	International Business Machines Corp.	4.250%	5/15/49	315	388
	International Paper Co.	4.350%	8/15/48	475	537
6	ITC Holdings Corp.	2.950%	5/14/30	690	727
	John Deere Capital Corp.	3.450%	3/13/25	830	929
1	JPMorgan Chase & Co.	3.782%	2/1/28	1,200	1,325
1	JPMorgan Chase & Co.	3.964%	11/15/48	850	986
9	JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,572
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	72
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	54
6	KeySpan Gas East Corp.	2.742%	8/15/26	500	526
	Lockheed Martin Corp.	4.090%	9/15/52	118	153
	Lowe's Cos. Inc.	4.550%	4/5/49	440	549
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	830
6	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	141
	McCormick & Co. Inc.	2.500%	4/15/30	140	146
	McDonald's Corp.	4.450%	9/1/48	250	306
	McDonald's Corp.	3.625%	9/1/49	40	43
9	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,471
9	Medtronic Global Holdings SCA	1.625%	3/7/31	360	431
	Merck & Co. Inc.	3.400%	3/7/29	500	574
	Mercy Health	3.555%	8/1/27	535	577
6	Metropolitan Life Global Funding I	3.000%	9/19/27	700	751
	Microsoft Corp.	3.700%	8/8/46	650	810
7	Molson Coors International LP	2.840%	7/15/23	1,825	1,318
	Morgan Stanley	3.125%	7/27/26	2,100	2,276
1	Morgan Stanley	3.772%	1/24/29	175	196
	MPLX LP	3.500%	12/1/22	1,325	1,338
	National Retail Properties Inc.	3.900%	6/15/24	400	415
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	90	99
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	140	156
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	255	271
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	435	443
	Norfolk Southern Corp.	2.550%	11/1/29	915	962
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	319
6	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	13
	O'Reilly Automotive Inc.	4.200%	4/1/30	405	454
	Oglethorpe Power Corp.	5.250%	9/1/50	250	285
	Oglethorpe Power Corp.	4.250%	4/1/46	81	84
	Oglethorpe Power Corp.	4.550%	6/1/44	20	22

1,6	Oglethorpe Power Corp.	6.191%	1/1/31	285	356
	Oracle Corp.	4.000%	11/15/47	265	311
6	Otis Worldwide Corp.	3.112%	2/15/40	140	136
6	Otis Worldwide Corp.	3.362%	2/15/50	250	252
6	Otis Worldwide Corp.	2.565%	2/15/30	65	65
	PacifiCorp	2.700%	9/15/30	160	172
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,125	1,173
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	740	789
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.700%	11/1/24	180	181
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.000%	7/15/25	140	148
	Pfizer Inc.	1.700%	5/28/30	195	195
9	Philip Morris International Inc.	2.875%	3/3/26	500	609
	Phillips 66 Partners LP	3.750%	3/1/28	400	406
	PNC Bank NA	3.250%	1/22/28	600	664
	PPL Capital Funding Inc.	3.100%	5/15/26	1,125	1,196
1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	245	277
	Raytheon Technologies Corp.	3.950%	8/16/25	310	352
	Raytheon Technologies Corp.	4.450%	11/16/38	550	665
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,740
6	SBA Tower Trust	3.448%	3/15/23	755	779
6	SBA Tower Trust	2.877%	7/9/21	885	885
	Sempra Energy	3.250%	6/15/27	1,000	1,055
	Sierra Pacific Power Co.	2.600%	5/1/26	180	193
	Simon Property Group LP	2.450%	9/13/29	310	284
	Southern California Edison Co.	4.125%	3/1/48	200	226
	Southern California Edison Co.	3.700%	8/1/25	30	33
	Southern California Edison Co.	3.650%	2/1/50	25	27
	Southern California Edison Co.	2.250%	6/1/30	75	75
1,6	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,164
	SSM Health Care Corp.	3.823%	6/1/27	380	413
	Starbucks Corp.	4.500%	11/15/48	335	388
	Starbucks Corp.	3.350%	3/12/50	90	89
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	175	170
	Synchrony Bank	3.000%	6/15/22	550	551
6	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	635	787
	TJX Cos. Inc.	3.875%	4/15/30	405	475
	Toledo Hospital	5.325%	11/15/28	410	426
	Toledo Hospital	5.750%	11/15/38	155	178
	Trinity Acquisition plc	4.400%	3/15/26	888	991
	Truist Bank	3.300%	5/15/26	975	1,036
	Union Pacific Corp.	3.700%	3/1/29	190	217
	Union Pacific Corp.	4.300%	3/1/49	120	151
	Union Pacific Corp.	3.750%	2/5/70	265	295
	Union Pacific Corp.	3.250%	2/5/50	210	224
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	65	43
	UnitedHealth Group Inc.	4.625%	7/15/35	90	117
	UnitedHealth Group Inc.	3.850%	6/15/28	415	490
	UnitedHealth Group Inc.	2.000%	5/15/30	215	222
	Verizon Communications Inc.	4.522%	9/15/48	740	963

	Verizon Communications Inc.	5.012%	8/21/54	250	356
10	Verizon Communications Inc.	3.375%	10/27/36	300	444
	VF Corp.	2.800%	4/23/27	145	151
	VF Corp.	2.950%	4/23/30	380	396
	Walt Disney Co.	2.650%	1/13/31	1,305	1,389
	Wells Fargo & Co.	4.300%	7/22/27	325	364
	Wells Fargo & Co.	4.750%	12/7/46	700	830
7	Wells Fargo & Co.	2.975%	5/19/26	600	448
	Welltower Inc.	4.000%	6/1/25	325	338
					120,240
Total Corporate Bonds (Cost $188,841)					193,808
Sovereign Bonds (6.4%)
Australia (0.2%)
11	Commonwealth of Australia	2.750%	11/21/27	160	123
11	Commonwealth of Australia	2.250%	5/21/28	870	648
					771
Canada (0.8%)
7	City of Montreal	3.500%	12/1/38	910	762
7	City of Toronto	3.200%	8/1/48	1,000	822
7	Province of Ontario	2.900%	6/2/28	815	664
12	Province of Ontario	0.250%	6/28/29	1,075	1,143
					3,391
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	857

China (0.3%)
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,135

Colombia (0.2%)
	Republic of Colombia	4.000%	2/26/24	1,045	1,099

France (0.1%)
9	RTE Reseau de Transport d'Electricite
	SADIR	1.875%	10/23/37	500	636

Japan (1.4%)
13	Japan	0.100%	12/20/28	601,350	5,648
13	Japan	0.100%	3/20/29	42,600	400
13	Japan	0.100%	6/20/29	12,000	113
					6,161
Norway (0.3%)
	Equinor ASA	3.000%	4/6/27	1,215	1,317
					1,317
Panama (0.3%)
1,6	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	458
1	Republic of Panama	3.160%	1/23/30	825	875
					1,333
Qatar (0.6%)
6	State of Qatar	3.875%	4/23/23	785	837
6	State of Qatar	4.000%	3/14/29	595	673
6	State of Qatar	3.750%	4/16/30	615	687
6	State of Qatar	5.103%	4/23/48	285	374
6	State of Qatar	4.400%	4/16/50	205	245
					2,816

Saudi Arabia (0.4%)
6	Kingdom of Saudi Arabia	2.875%	3/4/23	955	983
6	Saudi Arabian Oil Co.	3.500%	4/16/29	585	625
					1,608
Singapore (0.1%)
6	Temasek Financial I Ltd.	3.625%	8/1/28	530	617

Spain (0.2%)
6,9	Kingdom of Spain	0.600%	10/31/29	775	873

Supranational (0.3%)
9	European Financial Stability Facility	1.375%	5/31/47	900	1,310

Switzerland (0.1%)
6	Syngenta Finance NV	5.182%	4/24/28	400	407

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,544

United Kingdom (0.6%)
10	United Kingdom	1.250%	7/22/27	445	597
10	United Kingdom	3.500%	1/22/45	1,115	2,292
					2,889
Total Sovereign Bonds (Cost $27,233)					28,764
Taxable Municipal Bonds (1.8%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	190	201
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	79
	California GO	7.550%	4/1/39	225	388
	California GO	7.625%	3/1/40	25	43
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	40	54
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	645	866
	Chicago IL Transit Authority	6.300%	12/1/21	45	47
14	Foothill-Eastern Transportation Corridor
	Agency CA Toll Road Revenue	3.924%	1/15/53	315	324
	Foothill-Eastern Transportation Corridor
	Agency CA Toll Road Revenue	4.094%	1/15/49	45	46
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	658	898
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	99	138
	Grand Parkway Transportation Corp . Texas
	Revenue	3.236%	10/1/52	210	214
	Illinois GO	5.100%	6/1/33	515	497
14	Kansas Development Finance Authority	5.371%	5/1/26	755	851
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	135	136
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.200%	11/15/26	15	17
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	155	189
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.175%	11/15/49	315	343

New York State Dormitory Authority Revenue
(Personal Income Tax)	3.110%	2/15/39	210	222
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	75	125
15 Philadelphia PA Authority for Industrial
Development	6.550%	10/15/28	525	684
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	545	621
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	770	782
State of Connecticut	2.000%	7/1/23	135	136
State of Connecticut	5.770%	3/15/25	250	295
Total Taxable Municipal Bonds (Cost $7,732)				8,196
			Shares
Common Stocks (38.3%)
Canada (3.2%)
TC Energy Corp.			97,210	4,381
Bank of Nova Scotia			96,554	3,869
Enbridge Inc.			100,315	3,262
Royal Bank of Canada			46,946	3,046
				14,558
China (1.0%)
ENN Energy Holdings Ltd.			203,600	2,391
Guangdong Investment Ltd.			1,188,000	2,349
				4,740
France (3.4%)
Vinci SA			49,163	4,587
Axa SA			228,328	4,189
Total SA			109,429	4,150
Nexity SA			94,604	2,907
				15,833
Germany (1.4%)
E.On Se			300,339	3,186
* Volkswagen AG Preference Shares			20,080	2,973
				6,159
Greece (0.6%)
Hellenic Telecommunications Organization SA			208,299	2,916

Hong Kong (0.6%)
AIA Group Ltd.			305,000	2,503

Japan (2.8%)
Mitsubishi UFJ Financial Group Inc.			944,000	3,919
KDDI Corp.			113,700	3,319
Tokio Marine Holdings Inc.			65,000	2,820
Isuzu Motors Ltd.			247,700	2,326
				12,384

Netherlands (0.8%)
Koninklijke KPN NV	1,390,283	3,398

Norway (0.8%)
* Dnb ASA	250,629	3,421

Portugal (0.7%)
Galp Energia SGPS SA	247,781	2,948

Spain (1.1%)
Industria de Diseno Textil SA	93,804	2,613
* Iberdrola SA	219,777	2,379
		4,992
Switzerland (2.3%)
Novartis AG	50,359	4,384
UBS Group AG	397,455	4,255
Nestle SA	19,101	2,074
		10,713
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	551,000	5,357

United Kingdom (2.2%)
AstraZeneca plc	40,477	4,360
National Grid plc	269,029	3,095
Standard Chartered plc	496,992	2,267
		9,722
United States (16.2%)
Cisco Systems Inc.	103,500	4,949
Progressive Corp.	61,518	4,779
Philip Morris International Inc.	64,710	4,747
Verizon Communications Inc.	82,245	4,719
Pfizer Inc.	118,900	4,541
Comcast Corp. Class A	101,260	4,010
Bank of America Corp.	165,246	3,986
Microsoft Corp.	19,526	3,578
Anthem Inc.	10,989	3,232
Home Depot Inc.	12,701	3,156
Kellogg Co.	45,701	2,985
FMC Corp.	30,171	2,969
Baxter International Inc.	31,737	2,857
Edison International	48,009	2,790
Merck & Co. Inc.	33,408	2,697
Medtronic plc	27,259	2,687
Texas Instruments Inc.	22,373	2,657
TJX Cos. Inc.	49,194	2,595
Lockheed Martin Corp.	6,643	2,580
Emerson Electric Co.	40,154	2,450
Exelon Corp.	58,303	2,234
Medical Properties Trust Inc.	117,227	2,119
		73,317
Total Common Stocks (Cost $177,806)		172,961

	Coupon	Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
16 Vanguard Market Liquidity Fund (Cost $3)	0.307%	33	3
Total Investments (99.0%) (Cost $442,846)			445,752
Other Assets and Liabilities-Net (1.0%)			4,449
Net Assets (100%)			450,201
Cost is in $000.

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily op erations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.
4 Securities with a value of $954,000 have been segregated as collateral for open forward currency contracts.
5 Securities with a value of $749,000 have been segregated as initial margin for open futures contracts.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $52,394,000, representing 11.7% of net assets.
7 Face amount denominated in Canadian dollars.
8 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9 Face amount denominated in euro.
10 Face amount denominated in British pounds.
11 Face amount denominated in Australian dollars.
12 Face amount denominated in Swiss francs.
13 Face amount denominated in Japanese yen.
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl	June 2020	52	7,801	(3)
Euro-Schatz	June 2020	22	2,737	(8)
Euro-Buxl	June 2020	10	2,354	(47)

Global Wellesley Income Fund

Euro-OAT				June 2020	10	1,870	(41)
Euro-BTP				June 2020	8	1,262	9
							(90)

Short Futures Contracts
10-Year U.S. Treasury Note				September 2020	(115)	(15,992)	(49)
Long Gilt				September 2020	(13)	(2,207)	(2)
Euro-Bund				June 2020	(9)	(1,723)	(4)
Ten-Year Government of Canada Bond				September 2020	(7)	(781)	—
							(55)
							(145)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

J.P. Morgan
Securities LLC	6/30/20	USD	52,189	EUR	47,568	—	(646)
Bank of
America, N.A.	6/30/20	USD	14,317	GBP	11,679	—	(108)
Bank of
America, N.A.	6/30/20	USD	8,483	CAD	11,743	—	(45)
J.P. Morgan
Securities LLC	6/30/20	USD	6,175	JPY	665,157	5	—
Bank of
America, N.A.	6/30/20	USD	2,598	EUR	2,344	—	(6)
J.P. Morgan
Securities LLC	6/30/20	USD	2,026	AUD	3,052	—	(9)
J.P. Morgan
Securities LLC	6/30/20	USD	1,086	CHF	1,052	—	(9)
J.P. Morgan
Securities LLC	6/30/20	USD	402	EUR	361	1	—
						6	(823)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global Wellesley Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ prima ry markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into

Global Wellesley Income Fund

master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transactio n
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Global Wellesley Income Fund

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,078	—	27,078
Asset-Backed/Commercial Mortgage-Backed
Securities	—	14,942	—	14,942
Corporate Bonds	—	193,808	—	193,808
Sovereign Bonds	—	28,764	—	28,764
Taxable Municipal Bonds	—	8,196	—	8,196
Common Stocks	87,875	85,086	—	172,961
Temporary Cash Investments	3	—	—	3
Total	87,878	357,874	—	445,752
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	6	—	6
Liabilities
Futures Contracts[1]	56	—	—	56
Forward Currency Contracts	—	823	—	823
Total	56	823	—	879
1 Represents variation margin on the last day of the reporting period.